Properties	12 Months Ended
Dec. 31, 2011
Gain on sales of significant properties and Properties [Abstract]
Properties

15    Properties

	2011	2011			2010
(in millions of Canadian dollars)	Average annual depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Track and roadway	2.7%	$12,778	$3,552	$9,226	$11,980	$3,305	$8,675
Buildings	3.0%	453	255	198	440	266	174
Rolling stock	2.7%	3,390	1,362	2,028	3,245	1,319	1,926
Information systems(1)	9.5%	665	338	327	600	303	297
Other	4.8%	1,436	463	973	1,355	430	925

Total		$18,722	$5,970	$12,752	$17,620	$5,623	$11,997

(1) Net additions during 2011 were $91 million (2010 – $54 million; 2009 – $39 million) and depreciation expense was $56 million (2010 – $54 million; 2009 – $40 million).

Capital leases included in properties

	2011			2010
(in millions of Canadian dollars)	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Buildings	$1	$–	$1	$1	$–	$1
Rolling stock	515	165	350	517	152	365
Other	2	2	–	2	1	1

Total assets held under capital lease	$518	$167	$351	$520	$153	$367

During 2011, properties were acquired under the Company’s capital program at an aggregate cost of $1,153 million (2010 – $743 million; 2009 – $703 million), none of which were acquired by means of capital leases (2010 – $1 million; 2009 – $1 million). Cash payments related to capital purchases were $1,104 million in 2011 (2010 – $726 million; 2009 – $703 million).